Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Global Allocation Fund, Inc.
Entity Central Index Key	0000834237
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000005793 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MALOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 10.25%.
  For the same period, the FTSE World Index returned 12.34% and the Reference Benchmark (a custom blended benchmark consisting of 36% S&P 500® Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 10.79%.
What contributed to performance?
In equities, holdings in the financials, information technology, industrials, consumer staples and communication services sectors contributed to absolute performance. Positions in high yield bonds, interest rate derivatives and securitized debt positively impacted returns in fixed income. Holdings in gold-related securities were additive, as well.
The Fund’s weighting in cash and cash equivalents was 5% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.
What detracted from performance?
Holdings in energy and consumer discretionary stocks detracted.
The Fund used derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from performance during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	10.25%	7.66%	5.28%
FTSE World Index	12.34	14.26	9.59
Reference Benchmark	10.79	7.80	6.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 15,913,581,433
Holdings Count | Holding	2,977
Advisory Fees Paid, Amount	$ 120,628,337
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,913,581,433
Number of Portfolio Holdings	2,977
Net Investment Advisory Fees	$120,628,337
Portfolio Turnover Rate	138%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.2%
Apple, Inc.	2.1%
NVIDIA Corp.	1.8%
Amazon.com, Inc.	1.7%
Alphabet, Inc.	1.5%
Eli Lilly & Co.	1.2%
Meta Platforms, Inc.	1.2%
Costco Wholesale Corp.	0.9%
Walmart, Inc.	0.8%
Bank of America Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.0%	2.1%		64.1%
United Kingdom	6.1%	0.1%		6.2%
France	3.1%	0.2%		3.3%
Japan	2.0%	0.7%		2.7%
Italy	2.5%	0.1%		2.6%
China	1.9%	0.3%		2.2%
Germany	1.9%	0.1%		2.0%
Netherlands	1.9%	—	%(c)	1.9%
Spain	1.8%	—	%(c)	1.8%
Canada	1.7%	0.1%		1.8%
Other#	10.8%	0.6%		11.4%
	95.7	4.3		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.2%
Apple, Inc.	2.1%
NVIDIA Corp.	1.8%
Amazon.com, Inc.	1.7%
Alphabet, Inc.	1.5%
Eli Lilly & Co.	1.2%
Meta Platforms, Inc.	1.2%
Costco Wholesale Corp.	0.9%
Walmart, Inc.	0.8%
Bank of America Corp.	0.8%
(a)Excludes short-term securities, short investments and options, if any.
C000005790 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned 10.03%.
  For the same period, the FTSE World Index returned 12.34% and the Reference Benchmark (a custom blended benchmark consisting of 36% S&P 500® Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 10.79%.
What contributed to performance?
In equities, holdings in the financials, information technology, industrials, consumer staples and communication services sectors contributed to absolute performance. Positions in high yield bonds, interest rate derivatives and securitized debt positively impacted returns in fixed income. Holdings in gold-related securities were additive, as well.
The Fund’s weighting in cash and cash equivalents was 5% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.
What detracted from performance?
Holdings in energy and consumer discretionary stocks detracted.
The Fund used derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from performance during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	10.03%	7.39%	5.00%
Investor A Shares (with sales charge)	4.25	6.24	4.43
FTSE World Index	12.34	14.26	9.59
Reference Benchmark	10.79	7.80	6.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 15,913,581,433
Holdings Count | Holding	2,977
Advisory Fees Paid, Amount	$ 120,628,337
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,913,581,433
Number of Portfolio Holdings	2,977
Net Investment Advisory Fees	$120,628,337
Portfolio Turnover Rate	138%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.2%
Apple, Inc.	2.1%
NVIDIA Corp.	1.8%
Amazon.com, Inc.	1.7%
Alphabet, Inc.	1.5%
Eli Lilly & Co.	1.2%
Meta Platforms, Inc.	1.2%
Costco Wholesale Corp.	0.9%
Walmart, Inc.	0.8%
Bank of America Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.0%	2.1%		64.1%
United Kingdom	6.1%	0.1%		6.2%
France	3.1%	0.2%		3.3%
Japan	2.0%	0.7%		2.7%
Italy	2.5%	0.1%		2.6%
China	1.9%	0.3%		2.2%
Germany	1.9%	0.1%		2.0%
Netherlands	1.9%	—	%(c)	1.9%
Spain	1.8%	—	%(c)	1.8%
Canada	1.7%	0.1%		1.8%
Other#	10.8%	0.6%		11.4%
	95.7	4.3		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.2%
Apple, Inc.	2.1%
NVIDIA Corp.	1.8%
Amazon.com, Inc.	1.7%
Alphabet, Inc.	1.5%
Eli Lilly & Co.	1.2%
Meta Platforms, Inc.	1.2%
Costco Wholesale Corp.	0.9%
Walmart, Inc.	0.8%
Bank of America Corp.	0.8%
(a)Excludes short-term securities, short investments and options, if any.
C000005792 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$199	1.90%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor C Shares returned 9.15%.
  For the same period, the FTSE World Index returned 12.34% and the Reference Benchmark (a custom blended benchmark consisting of 36% S&P 500® Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 10.79%.
What contributed to performance?
In equities, holdings in the financials, information technology, industrials, consumer staples and communication services sectors contributed to absolute performance. Positions in high yield bonds, interest rate derivatives and securitized debt positively impacted returns in fixed income. Holdings in gold-related securities were additive, as well.
The Fund’s weighting in cash and cash equivalents was 5% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.
What detracted from performance?
Holdings in energy and consumer discretionary stocks detracted.
The Fund used derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from performance during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	9.15%	6.56%	4.37%
Investor C Shares (with sales charge)	8.15	6.56	4.37
FTSE World Index	12.34	14.26	9.59
Reference Benchmark	10.79	7.80	6.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 15,913,581,433
Holdings Count | Holding	2,977
Advisory Fees Paid, Amount	$ 120,628,337
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,913,581,433
Number of Portfolio Holdings	2,977
Net Investment Advisory Fees	$120,628,337
Portfolio Turnover Rate	138%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.2%
Apple, Inc.	2.1%
NVIDIA Corp.	1.8%
Amazon.com, Inc.	1.7%
Alphabet, Inc.	1.5%
Eli Lilly & Co.	1.2%
Meta Platforms, Inc.	1.2%
Costco Wholesale Corp.	0.9%
Walmart, Inc.	0.8%
Bank of America Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.0%	2.1%		64.1%
United Kingdom	6.1%	0.1%		6.2%
France	3.1%	0.2%		3.3%
Japan	2.0%	0.7%		2.7%
Italy	2.5%	0.1%		2.6%
China	1.9%	0.3%		2.2%
Germany	1.9%	0.1%		2.0%
Netherlands	1.9%	—	%(c)	1.9%
Spain	1.8%	—	%(c)	1.8%
Canada	1.7%	0.1%		1.8%
Other#	10.8%	0.6%		11.4%
	95.7	4.3		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.2%
Apple, Inc.	2.1%
NVIDIA Corp.	1.8%
Amazon.com, Inc.	1.7%
Alphabet, Inc.	1.5%
Eli Lilly & Co.	1.2%
Meta Platforms, Inc.	1.2%
Costco Wholesale Corp.	0.9%
Walmart, Inc.	0.8%
Bank of America Corp.	0.8%
(a)Excludes short-term securities, short investments and options, if any.
C000172904 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 10.38%.
  For the same period, the FTSE World Index returned 12.34% and the Reference Benchmark (a custom blended benchmark consisting of 36% S&P 500® Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 10.79%.
What contributed to performance?
In equities, holdings in the financials, information technology, industrials, consumer staples and communication services sectors contributed to absolute performance. Positions in high yield bonds, interest rate derivatives and securitized debt positively impacted returns in fixed income. Holdings in gold-related securities were additive, as well.
The Fund’s weighting in cash and cash equivalents was 5% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.
What detracted from performance?
Holdings in energy and consumer discretionary stocks detracted.
The Fund used derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from performance during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	10.38%	7.76%	5.35%
FTSE World Index	12.34	14.26	9.59
Reference Benchmark	10.79	7.80	6.25

Performance Inception Date	Jun. 08, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 15,913,581,433
Holdings Count | Holding	2,977
Advisory Fees Paid, Amount	$ 120,628,337
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,913,581,433
Number of Portfolio Holdings	2,977
Net Investment Advisory Fees	$120,628,337
Portfolio Turnover Rate	138%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.2%
Apple, Inc.	2.1%
NVIDIA Corp.	1.8%
Amazon.com, Inc.	1.7%
Alphabet, Inc.	1.5%
Eli Lilly & Co.	1.2%
Meta Platforms, Inc.	1.2%
Costco Wholesale Corp.	0.9%
Walmart, Inc.	0.8%
Bank of America Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.0%	2.1%		64.1%
United Kingdom	6.1%	0.1%		6.2%
France	3.1%	0.2%		3.3%
Japan	2.0%	0.7%		2.7%
Italy	2.5%	0.1%		2.6%
China	1.9%	0.3%		2.2%
Germany	1.9%	0.1%		2.0%
Netherlands	1.9%	—	%(c)	1.9%
Spain	1.8%	—	%(c)	1.8%
Canada	1.7%	0.1%		1.8%
Other#	10.8%	0.6%		11.4%
	95.7	4.3		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.2%
Apple, Inc.	2.1%
NVIDIA Corp.	1.8%
Amazon.com, Inc.	1.7%
Alphabet, Inc.	1.5%
Eli Lilly & Co.	1.2%
Meta Platforms, Inc.	1.2%
Costco Wholesale Corp.	0.9%
Walmart, Inc.	0.8%
Bank of America Corp.	0.8%
(a)Excludes short-term securities, short investments and options, if any.
C000005794 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$153	1.46%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class R Shares returned 9.63%.
  For the same period, the FTSE World Index returned 12.34% and the Reference Benchmark (a custom blended benchmark consisting of 36% S&P 500® Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 10.79%.
What contributed to performance?
In equities, holdings in the financials, information technology, industrials, consumer staples and communication services sectors contributed to absolute performance. Positions in high yield bonds, interest rate derivatives and securitized debt positively impacted returns in fixed income. Holdings in gold-related securities were additive, as well.
The Fund’s weighting in cash and cash equivalents was 5% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.
What detracted from performance?
Holdings in energy and consumer discretionary stocks detracted.
The Fund used derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from performance during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	9.63%	7.00%	4.64%
FTSE World Index	12.34	14.26	9.59
Reference Benchmark	10.79	7.80	6.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 15,913,581,433
Holdings Count | Holding	2,977
Advisory Fees Paid, Amount	$ 120,628,337
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,913,581,433
Number of Portfolio Holdings	2,977
Net Investment Advisory Fees	$120,628,337
Portfolio Turnover Rate	138%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.2%
Apple, Inc.	2.1%
NVIDIA Corp.	1.8%
Amazon.com, Inc.	1.7%
Alphabet, Inc.	1.5%
Eli Lilly & Co.	1.2%
Meta Platforms, Inc.	1.2%
Costco Wholesale Corp.	0.9%
Walmart, Inc.	0.8%
Bank of America Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.0%	2.1%		64.1%
United Kingdom	6.1%	0.1%		6.2%
France	3.1%	0.2%		3.3%
Japan	2.0%	0.7%		2.7%
Italy	2.5%	0.1%		2.6%
China	1.9%	0.3%		2.2%
Germany	1.9%	0.1%		2.0%
Netherlands	1.9%	—	%(c)	1.9%
Spain	1.8%	—	%(c)	1.8%
Canada	1.7%	0.1%		1.8%
Other#	10.8%	0.6%		11.4%
	95.7	4.3		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.2%
Apple, Inc.	2.1%
NVIDIA Corp.	1.8%
Amazon.com, Inc.	1.7%
Alphabet, Inc.	1.5%
Eli Lilly & Co.	1.2%
Meta Platforms, Inc.	1.2%
Costco Wholesale Corp.	0.9%
Walmart, Inc.	0.8%
Bank of America Corp.	0.8%
(a)Excludes short-term securities, short investments and options, if any.